Income Taxes - Components of income tax expense (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Current tax expense (recovery)
Recognized in profit or loss in current year	$ 85,325	$ 134,947
Change in current tax expense estimated for prior years	(2,308)	147
Current tax expense (income) and adjustments for current tax of prior periods	83,017	135,094
Deferred tax expense (recovery)
Deferred tax expense (recovery) recognized in the current year	(34,184)	14,194
Adjustments recognized in the current year with respect to prior years	366	56
Derecognition of previously unrecognized deferred tax assets	9,065	0
Benefit from previously unrecognized losses, and other temporary differences	0	508
Impact of impairments on deferred tax assets and liabilities	(3,825)	0
Decrease in deferred tax liabilities due to tax impact of NRV charge to inventory	(15,321)	(3,423)
Deferred tax expense	(43,899)	11,335
Income taxes expense	39,118	146,429
Deferred tax assets and liabilities	$ (84,458)	$ (128,832)